Extinguishment of Debt	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Extinguishment of Debt

Note 9. Extinguishment of Debt

In October 2018, our then Chief Executive Officer and President and two shareholders agreed to forgive their notes receivable and related accrued interest. The total of this extinguished debt was $53,703. The amount of the extinguished debt was added to additional paid in capital as the noteholders were related parties.

In October 2018, our then Chief Executive Officer and President agreed to forego accrued officer compensation in the amount of $20,000. The amount of the extinguished debt was added to additional paid in capital as our Chief Executive Officer and President is a related party.